Trading properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jul. 01, 2023
Trading properties
Non-current	$ 124,720	$ 27,233
Current	35,695	573	$ 746
Total	$ 160,415	$ 27,806